Basis of Presentation and Material Accounting Policies - Summary of Subsidiaries Using Their Historical Names which are Wholly Owned and Subject to Control (Details)	3 Months Ended	12 Months Ended
	Jul. 31, 2026	Apr. 30, 2026
ImmunoPrecise Antibodies (Canada) Ltd. d/ba/ MindWalk Biologics
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (Canada) Ltd. d/ba/ MindWalk Biologics
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	Canada
Functional Currency	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	USA
Functional Currency	U.S. dollar
ImmunoPrecise Antibodies (N.D.) Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (N.D.) LTD
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	USA
Functional Currency	U.S. dollar
ImmunoPrecise Antibodies (MA) LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (MA) LLC
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	USA
Functional Currency	U.S. dollar
Talem Therapeutics LLC ("Talem")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	Talem Therapeutics LLC ("Talem")
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	USA
Functional Currency	U.S. dollar
ImmunoPrecise Netherlands B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Netherlands B.V.
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	Netherlands
Functional Currency	Euro
BioStrand B.V. d/b/a MindWalk
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	BioStrand B.V. d/b/a MindWalk
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	Belgium
Functional Currency	Euro
Idea Family BV
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	Idea Family BV
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	Belgium
Functional Currency	Euro
BioKey BV
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	BioKey BV
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	Belgium
Functional Currency	Euro
BioClue BV
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	BioClue BV
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	Belgium
Functional Currency	Euro